CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 113,466	$ 113,888	$ 225,320	$ 223,975
OPERATING EXPENSES
Voyage expenses	(3,186)	(3,216)	(6,347)	(7,055)
Vessel operating expenses	(26,742)	(27,216)	(53,591)	(54,671)
Depreciation	(26,697)	(29,195)	(53,757)	(58,046)
Amortization of deferred drydocking and special survey costs	(2,409)	(1,662)	(4,252)	(3,403)
General and administrative expenses	(5,777)	(5,340)	(10,959)	(11,469)
Income From Operations	48,655	47,259	96,414	89,331
OTHER INCOME (EXPENSES):
Interest income	1,418	1,344	2,793	2,815
Interest expense	(23,020)	(21,413)	(45,869)	(42,313)
Other finance expenses	(961)	(1,040)	(1,932)	(2,087)
Equity income on investments	210	149	184	355
Other income/(expenses), net	(19,543)	(5,149)	(28,928)	(7,597)
Loss on derivatives	(921)	(921)	(1,832)	(1,832)
Total Other Expenses, net	(42,817)	(27,030)	(75,584)	(50,659)
Net Income	$ 5,838	$ 20,229	$ 20,830	$ 38,672
EARNINGS PER SHARE
Basic and diluted earnings per share	$ 0.05	$ 0.18	$ 0.19	$ 0.35
Basic and diluted weighted average number of common shares (in thousands)	109,799	109,825	109,799	109,825